CONTINGENCIES (Details) ¥ in Thousands, $ in Millions					12 Months Ended
	Nov. 14, 2021 USD ($)	Nov. 10, 2021 USD ($)	Sep. 28, 2021 USD ($)	Sep. 24, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Accrued guarantee liability					¥ 547,069		$ 84.0
Bad debt expenses | ¥					¥ 559,445	¥ 4,842
Winding up petition
Loss Contingencies [Line Items]
Total amount of convertible debt							$ 168.0
Winding up petition | Convertible notes
Loss Contingencies [Line Items]
Percentage of Principle and unpaid interest due					100.00%		100.00%
Total principal amount of convertible notes							$ 167.2
Unpaid interest							0.8
Winding up petition | Convertible notes | Forecast
Loss Contingencies [Line Items]
Repayment of convertible debt		$ 41.8		$ 42.4
Interest on convertible debt				$ 0.2
Fang
Loss Contingencies [Line Items]
Bad debt expenses | ¥					¥ 547,069
Fang | Winding up petition
Loss Contingencies [Line Items]
Accrued interest receivable							$ 0.0
Interest rate					1.00%
Fang | Winding up petition | Convertible notes
Loss Contingencies [Line Items]
Percentage of share in repayment of principal and unpaid interest					50.00%		50.00%
Fang | Winding up petition | Convertible notes | Forecast
Loss Contingencies [Line Items]
Repayment of convertible debt	$ 41.8		$ 42.4
Interest on convertible debt			$ 0.2